Fair Value Measurements - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfer of financial assets into or out of level 3 of fair value	$ 0		$ 0
Cara Therapeutics, Inc.
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfer of financial assets into or out of level 3 of fair value			0	$ 0
Fair value assets level 2 to level 1 transfer			0	0
Fair value assets level 1 to level 2 transfers			0	0
Cara Therapeutics, Inc. | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Purchases of financial assets	0	$ 0	0	0	$ 0
Sales of financial assets	0	0	0	0	0
Maturities of financial assets	0	0	0	0	0
Unrealized gains	0	0	0	0	0
Unrealized losses	0	0	$ 0	$ 0	$ 0
Transfer of financial assets into or out of level 3 of fair value	$ 0	$ 0